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[ING FUNDS LOGO]

July 23, 2004


VIA EDGAR

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

RE: ING Equity Trust
    1933 Act No. 333-56881
    1940 Act No. 811-8817

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus and Statement of Additional Information for ING Principal Protection Fund XI contained in Post-Effective Amendment No. 55 of ING Equity Trust, (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 55 to the Fund's Registration Statement on Form N-1A.

If you have any questions or comments, please contact the undersigned at 480-477-2659.

Sincerely,

/s/ Theresa K. Kelety

Theresa K. Kelety
Counsel
ING Americas U.S. Legal Services


cc:  Jeffrey S. Puretz, Esq.
Dechert LLP